DEPOSITS AND PREPAYMENTS (Tables)	12 Months Ended
Mar. 31, 2026
Deposits And Prepayments
SCHEDULE OF DEPOSITS AND PREPAYMENTS

	As of March 31,
	2025	2026
	HKD	HKD
Rental and other deposits	$1,057,673	$392,128
Prepayments for events	10,220,783	13,873,285
Prepayments for research and development of ERP system	-	1,427,000
Prepaid administrative expenses	-	5,661,603
	$11,278,456	$21,354,016